ACQUISITIONS - AccorHotels (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) item	Dec. 31, 2016 CNY (¥) item	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2013 CNY (¥)
Acquisitions
Total consideration		$ 164,701	¥ 1,143,521
Net revenue		941,759	6,538,631	¥ 5,774,624	¥ 4,964,728
Net income		115,888	¥ 804,615	436,600	307,348
Fair values of assets acquired and liabilities assumed:
Goodwill		$ 24,702		¥ 108,344	¥ 64,654	¥ 171,504	¥ 64,842
Minimum
Fair values of assets acquired and liabilities assumed:
Amortization period of property and equipment		5 years	5 years	5 years	5 years
Maximum
Fair values of assets acquired and liabilities assumed:
Amortization period of property and equipment		10 years	10 years	10 years	10 years
AAPC LUB
Acquisitions
Noncontrolling interest (as a percent)	28.16%
Accor
Acquisitions
Percentage of ownership interest acquired	100.00%
Total consideration	¥ 1,143,521
Cash consideration	¥ 120,439
Number of shares issued as share consideration | shares	24,895,543
Net revenue			¥ 152,595
Net income			64,047
Business acquisition, pro forma information
Pro forma net revenue			6,548,083	¥ 5,955,538
Pro forma net income			¥ 806,921	¥ 478,770
Fair values of assets acquired and liabilities assumed:
Current assets	¥ 207,396
Property and equipment	311,045
Long-term investments	417,604
Goodwill	63,160
Other noncurrent assets	1,664
Current liabilities	(38,634)
Deferred tax liabilities	(42,952)
Total	¥ 1,263,960
Number of reporting unit goodwill allocated to | item		1	1
Accor | Minimum
Fair values of assets acquired and liabilities assumed:
Amortization period of property and equipment	5 years
Accor | Maximum
Fair values of assets acquired and liabilities assumed:
Amortization period of property and equipment	30 years
Accor | Master Brand Agreement
Fair values of assets acquired and liabilities assumed:
Intangible assets	¥ 192,000
Accor | Favorable lease agreements
Fair values of assets acquired and liabilities assumed:
Intangible assets	3,009
Accor | Land use rights
Fair values of assets acquired and liabilities assumed:
Intangible assets	¥ 149,668